Information Related to Company's Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Segment Information [Line Items]
Revenues, net	$ 458,748	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 889,766	$ 941,834	$ 2,013,239	$ 1,953,061	$ 1,837,620
Gross profit	211,136	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	430,843	470,099	980,346	1,023,834	967,248
SG&A expense	218,204			224,010						443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332			415						8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)			17,724						(21,120)	15,259	56,968	41,512	123,525
Identifiable assets	1,683,237	1,718,240				1,764,223				1,683,237		1,718,240	1,764,223	1,696,121
Goodwill	272,764	273,167				268,589				272,764		273,167	268,589	332,488
Americas [Member]
Segment Information [Line Items]
Revenues, net	228,703			220,975						414,987	426,383	991,625	914,406	843,078
Gross profit	92,696			97,709						173,555	185,637	429,868	425,607	390,249
SG&A expense	84,999			88,407						173,073	177,888	362,322	360,921	324,683
Asset impairments	5,322			415						6,943	415	5,267	3,891	8,686
Operating (loss)/income	2,375			8,887						(6,461)	7,334	62,279	60,795	56,880
Identifiable assets	547,692	576,179				577,643				547,692		576,179	577,643	535,580
Goodwill	75,857	75,974				76,048				75,857		75,974	76,048	75,051
EMEA [Member]
Segment Information [Line Items]
Revenues, net												710,852	761,100	728,952
Gross profit												393,944	453,727	436,088
SG&A expense												337,535	340,387	340,138
Asset impairments												560	1,331	1,785
Operating (loss)/income												55,849	112,009	94,165
Identifiable assets		718,537				750,378						718,537	750,378	704,306
Goodwill	190,700	190,986				186,334				190,700		190,986	186,334	181,555
APAC [Member]
Segment Information [Line Items]
Revenues, net	63,900			74,026						136,776	148,619	307,141	272,479	260,578
Gross profit	31,634			35,963						70,911	74,103	156,833	144,815	141,197
SG&A expense	37,756			40,002						74,962	77,241	157,247	147,949	128,207
Asset impairments												1,407	81,151	1,186
Operating (loss)/income	(6,122)			(4,039)						(4,051)	(3,138)	(1,821)	(84,285)	11,804
Identifiable assets	211,643	224,149				231,879				211,643		224,149	231,879	298,503
Goodwill	6,207	6,207				6,207				6,207		6,207	6,207	75,882
Corporate operations [Member]
Segment Information [Line Items]
Revenues, net	956			1,658						1,639	2,404	3,621	5,076	5,012
Gross profit	(1,155)			(520)						(473)	(410)	(299)	(315)	(286)
SG&A expense	14,473			12,399						31,218	29,998	59,040	46,692	39,038
Operating (loss)/income	(15,628)			(12,919)						(31,691)	(30,408)	(59,339)	(47,007)	(39,324)
Identifiable assets	200,487	199,375				204,323				200,487		199,375	204,323	157,732
EMEA [Member]
Segment Information [Line Items]
Revenues, net	165,189			195,554						336,364	364,428
Gross profit	87,961			108,997						186,850	210,769
SG&A expense	80,976			83,202						164,210	169,298
Asset impairments	10									1,557
Operating (loss)/income	6,975			25,795						21,083	41,471
Identifiable assets	$ 723,415	$ 718,537								$ 723,415		$ 718,537